Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [Abstract]
In-process precious metals	$ 131.6	$ 120.7
Ore in stockpiles	44.1	37.6
Parts and supplies	41.5	35.7
Dore, refined precious metals and gold in concentrate	12.7	13.5
Inventories	229.9	207.5
Less: Long-term inventory	(68.7)	(75.8)
Inventory	$ 161.2	$ 131.7